Quarterly Data (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Aug. 02, 2015	May. 03, 2015	Feb. 01, 2015	Nov. 02, 2014	Aug. 03, 2014	Apr. 27, 2014	Jan. 26, 2014	Oct. 27, 2013	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Net sales	$ 1,693	$ 1,900	$ 2,234	$ 2,255	$ 1,852	$ 1,970	$ 2,281	$ 2,165	$ 8,082	$ 8,268	$ 8,052
Gross profit	562	682	743	795	627	706	827	811
Earnings from continuing operations					119	209	248	209	666	774	934
Earnings (loss) from discontinued operations					0	0	90	(9)	0	81	(231)
Net earnings attributable to Campbell Soup Company	$ 17	$ 179	$ 222	$ 248	$ 119	$ 209	$ 338	$ 200	$ 666	$ 866	$ 712
Earnings (loss) from continuing operations, per basic share					$ 0.38	$ 0.67	$ 0.79	$ 0.67	$ 2.13	$ 2.50	$ 3.00
Earnings (loss) from discontinued operations, Per Basic Share					0.00	0.00	0.29	(0.03)	0.00	0.26	(0.74)
Earnings per share, basic	$ 0.05	$ 0.58	$ 0.71	$ 0.79	0.38	0.67	1.08	0.64	2.13	2.76	2.27
Common Stock, Dividends, Per Share, Declared	0.312	0.312	0.312	0.312	0.312	0.312	0.312	0.312	1.248	1.248	1.16
Earnings (loss) from continuing operations, per diluted share					0.38	0.66	0.78	0.66	2.13	2.48	2.97
Earnings (loss) from discontinued operations, Per Diluted Share					0.00	0.00	0.28	(0.03)	0.00	0.26	(0.73)
Earnings per share, diluted	$ 0.05	$ 0.57	$ 0.71	$ 0.78	$ 0.38	$ 0.66	$ 1.07	$ 0.63	$ 2.13	$ 2.74	$ 2.25
Restructuring charges, after tax	$ 67	$ 11	$ 0	$ 0	$ 15	$ 1	$ 5	$ 15
Pension and postretirement benefits mark to market adj Net Of Tax	$ 69	$ 16	$ 0	$ 2	32	0	0	(13)
Derivatives (Gain) Loss					0	0	0	6
Other Tax Expense (Benefit)					$ 0	$ 0	$ 0	$ 7
Restructuring charges, Per Diluted Share	$ 0.21	$ 0.04	$ 0.00	$ 0.00	$ 0.05	$ 0.00	$ 0.02	$ 0.05
Pension and postretirement benefits mark to market adjustment, Per Diluted Share	$ 0.22	$ 0.05	$ 0	$ 0.01	0.10	0.00	0.00	(0.04)
Derivative Loss Net, Per Diluted Share					0.00	0.00	0.00	0.02
Other Tax Expense, Per Diluted Share					$ 0.00	$ 0.00	$ 0.00	$ 0.02
Scenario, Previously Reported [Member]
Gross profit	$ 612	$ 682	$ 728	$ 783	$ 631	$ 676	$ 814	$ 777
Earnings from continuing operations					137	184	235	181		$ 726	$ 680
Net earnings attributable to Campbell Soup Company	$ 68	$ 182	$ 207	$ 234	$ 137	$ 184	$ 325	$ 172	$ 691	$ 818	$ 458
Earnings (loss) from continuing operations, per basic share					$ 0.44	$ 0.59	$ 0.75	$ 0.58		$ 2.35	$ 2.19
Earnings per share, basic	$ 0.22	$ 0.59	$ 0.66	$ 0.75	0.44	0.59	1.04	0.55	$ 2.21	2.61	1.46
Earnings (loss) from continuing operations, per diluted share					0.43	0.58	0.74	0.57		2.33	2.17
Earnings per share, diluted	$ 0.22	$ 0.58	$ 0.66	$ 0.74	$ 0.43	$ 0.58	$ 1.03	$ 0.54	2.21	$ 2.59	$ 1.44
Restatement Adjustment [Member]
Gross profit	$ (50)	$ 0	$ 15	$ 12	$ (4)	$ 30	$ 13	$ 34
Earnings from continuing operations					(18)	25	13	28
Net earnings attributable to Campbell Soup Company	$ (51)	$ (3)	$ 15	$ 14	$ (18)	$ 25	$ 13	$ 28
Earnings (loss) from continuing operations, per basic share					$ (0.06)	$ 0.08	$ 0.04	$ 0.09
Earnings per share, basic	$ (0.17)	$ (0.01)	$ 0.05	$ 0.04	(0.06)	0.08	0.04	0.09
Earnings (loss) from continuing operations, per diluted share					(0.05)	0.08	0.04	0.09
Earnings per share, diluted	(0.17)	(0.01)	0.05	0.04	$ (0.05)	$ 0.08	$ 0.04	$ 0.09
Discontinued Operations [Member]
Earnings (loss) from discontinued operations										$ 81	$ (231)
Discontinued Operation, (Gain) Loss on Disposal of Discontinued Operation, Net of Tax					$ 0	$ 0	$ 90	$ (18)		$ (72)
(Income) Loss from Disposal of Discontinued Operations, Net of Tax, Per Diluted Share					$ (0.00)	$ (0.00)	$ 0.28	$ (0.06)		$ (0.23)
Maximum [Member]
Share Price	49.54	48.31	47.45	45.12	46.67	45.48	43.70	48.08	49.54	46.67
Minimum [Member]
Share Price	$ 44.92	$ 44.45	$ 42.70	$ 41.15	$ 41.39	$ 39.60	$ 38.30	$ 39.87	$ 44.92	$ 41.39